Share Capital	12 Months Ended
Mar. 31, 2026
Share Capital [Abstract]
Share capital

14. Share capital

a) Authorized

The Company is authorized to issue an unlimited number of Common Shares, each without par value.

b) Issued and outstanding

On November 26, 2024, the Company consolidated its common shares on the basis of 75:1.

On May 5, 2025, the Company consolidated its common shares and warrants on the basis of 7.97:1. All common shares and value per share amounts have been updated to reflect the share consolidations.

On February 2, 2026, the Company consolidated its common shares and warrants on the basis of 6.25:1.

As at March 31, 2026, there were 2,293,277 (March 31, 2025 – 90,883) issued and outstanding Common Shares.

Common shares

	Note	Number	Amount ($)
Opening balance April 1, 2023	3	-	5,934,141
Share issuance to PGI		1,338	-
Share issuance to NCAC shareholders	5	2,086	37,336,416
Shares issued for debt settlement		40	718,500
Shares issued to third party advisors		119	2,136,340
Balance as at March 31, 2024		3,583	46,125,397
Shares issued on conversion of convertible note	17	6,105	4,617,286
Shares issued on conversion of convertible note warrants	17	3,660	639,954
Shares issued for ELOC	19	35,024	6,692,495
Commitment shares ELOC	19	543	187,500
Share issuance costs for ELOC	19	-	(469,600)
Warrant exchange	13	177	192,060
Shares issued to third party advisors		94	241,379
Shares issued on conversion of PGI promissory notes	18	7,562	988,569
Shares issued on conversion of NCAC promissory notes	18	8,364	1,096,358
Shares issued for PsyLabs share exchange	11	5,695	722,033
Shares issued for PIPE financing	20	7,629	313,628
Share issuance costs for PIPE financing	20	-	(40,449)
Shares issued for PIPE pre-funded warrants exercised	20	12,447	511,690
Shares issuance costs for PIPE pre-funded warrants exercised	20	-	(65,995)
Balance as at March 31, 2025		90,883	61,752,305
Shares issued to third party advisors		2,439	60,000
Shares issued for ELOC	19	1,051,973	14,545,896
Share issuance costs for ELOC	19	-	(581,836)
Share issuance for Associate	11	1,146,159	2,934,167
Exercise of RSUs		1,823	37,451
Balance as at March 31, 2026		2,293,277	78,747,983

On January 25, 2024, because of the completion of the RTO Transaction, the Company issued 1,338 Common Shares to PGI, 2,086 to the previous shareholders of NCAC and 159 to third party advisors (see Note 5).

Payments to advisors of NCAC was settled in the Company’s shares upon RTO Transaction at the closing price. Accounts payable of $2,136,505 acquired from NCAC as part of the RTO Transaction was settled through the issuance of 119 shares at a fair value of $17,895.14 per share on January 25, 2024.

An amount of $1,000,000 owing by the Company for services provided in relation to the RTO Transaction was settled through the issuance of 40 common shares at a fair value of $17,895.14. A gain on settlement of $281,500 was included in the consolidated statements of net loss and comprehensive loss relating to this advisor settlement.

The opening balance of equity is the net parent investment which represents the net financings that the Company received from PGI to fund it’s operations through contributions to the clinical trials, cash extended to the Company’s subsidiaries and the net effect of cost allocations from transactions with PGI, all of which did not require repayments.

In the year ended March 31, 2026 a payment to an advisor was settled in the Company’s shares upon delivery of services which was measured at the closing price at date of service. 2,439 shares at a fair value of $24.61 per share. In the year ended March 31, 2025 various payment to advisors were settled in the Company’s shares upon delivery of services which was measured at the closing price at each date of service. 94 shares at fair values between $1,830.61 - $3,399.70 per share were issued to the advisors. There was no gain or loss on the settlement of these shares.

c) Warrant Reserve

As at March 31, 2026, there were 41,790 (March 31, 2025 – 41,790) issued and outstanding Warrants.

		2025
Warrants	Note	Number	Amount ($)
Opening balance April 1, 2024		-	-
Warrants issued for convertible note Addendum	17	134	42,528
Warrants issued for convertible note Termination Agreement	17	3,660	639,954
Convertible note Termination Agreement warrants exercised	17	(3,660)	(639,954)
PIPE financing warrant issuance	20	52,597	1,686,372
PIPE financing warrant issuance costs	20	1,506	137,778
Issuance costs for PIPE financing warrants	20	-	(355,278)
PIPE pre-funded warrants exercised	20	(12,447)	(511,690)
Issuance costs for PIPE pre-funded warrants exercised	20	-	65,995
Balance as at March 31, 2025 and 2026		41,790	1,065,705

The following warrants were outstanding and exercisable at March 31, 2026:

Issue Date	Expiry Date	Exercise Price	Number of Warrants Outstanding	Number of Warrants Exercisable
August 20, 2024	August 20, 2026	$1,867.97	134	134
December 24, 2024	December 24, 2029	$99.63	20,075	20,075
December 24, 2024	December 24, 2026	$99.63	20,075	20,075
December 24, 2024	December 24, 2029	$124.53	1,506	1,506

d) Options Reserve

As at March 31, 2026, there were 9,636 (March 31, 2025 – nil) issued and outstanding RSUs.

RSUs

Number
Opening balance April 1, 2025	-
Issued during the year	11,765
Exercised during the year	(1,823)
Cancelled during the year	(306)
Balance as at March 31, 2026	9,636

RSU Issuances

On April 17, 2025 the Company issued 2,033 RSUs to executives, directors and consultants which are exercisable into common shares of the Company at no additional cost and are to vest as follows:

●	772 exercisable on April 17, 2025;

●	628 exercisable on April 17, 2026 and

●	633 exercisable on April 1, 2027.

The fair value of the RSUs was determined to be $44,384 based on the fair value of the Company’s common shares on the date of the grant. Upon exercise, the Company shall settle RSUs by way of common shares, with one (1) common share issued for every one (1) RSU exercised.

On October 1, 2025 the Company issued 9,732 RSUs to executives, directors and consultants which are exercisable into common shares of the Company at no additional cost and are to vest as follows:

●	3,244 exercisable on April 1, 2026;

●	3,244 exercisable on October 1, 2026 and

●	3,244 exercisable on April 1, 2027.

The fair value of the RSUs was determined to be $187,934 based on the fair value of the Company’s common shares on the date of the grant. Upon exercise, the Company shall settle RSUs by way of common shares, with one (1) common share issued for every one (1) RSU exercised.

The RSUs granted are accounted for as an equity instrument whereby share-based payments recognized in the consolidated statements of net loss and comprehensive loss are held in options reserve until exercised.

During the year ended March 31, 2026, $155,341 (March 31, 2025 - $nil) was expensed and recorded as share-based payments under professional fees and consulting fees and general and administrative in the consolidated statements of net loss and comprehensive loss on the vesting of RSUs. During the year ended March 31, 2026, 306 RSUs were cancelled upon a directors resignation and 1,051 RSUs were accelerated for vesting upon a directors resignation.

During the year ended March 31, 2024, $317,882 was recognized for options and RSUs granted by Psyence Group under professional and consulting fees expenses and general and administrative expenses on the consolidated statements of net loss and comprehensive loss. This share-based compensation relates only to the historic carve out pre-combination period and does not relate to options or RSUs in the Company.